Income Taxes - Deferred Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets
Tax loss and credit carryforward	$ 60	$ 42
Disallowed interest carryforward	73	60
Regulatory and other deferrals	8	0
Foreign currency translation - net investment hedge		9
Other	29	27
Deferred tax assets, gross	170	138
Less: valuation allowance	4	40
Deferred tax assets, net of valuation allowance	166	98
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	1,257	1,107
Equity investments	79	75
Other	3	2
Deferred tax liabilities, gross	1,339	1,184
Net Deferred Income Tax Liabilities	1,173	1,086
Deferred income tax assets	23	16
Deferred income tax liabilities	1,196	1,102
Net Deferred Income Tax Liabilities	$ 1,173	$ 1,086